UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 02/07/06


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      49
Form 13F Information Table Value Total:       $150,745


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     4900    95210 SH       DEFINED                 93215        0     1995
American Intl Group Inc        COM              026874107     6899   101115 SH       DEFINED                 98514        0     2601
Amgen Inc                      COM              031162100     2699    34225 SH       DEFINED                 32560        0     1665
Authentidate Holding Corp      COM              052666104       19    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     5733   124902 SH       DEFINED                121132        0     3770
Avery Dennison Corp            COM              053611109     4371    79078 SH       DEFINED                 75788        0     3290
BP P.L.C. Spons ADR            COM              055622104     1525    23747 SH       DEFINED                 22747        0     1000
Bristol-Myers Squibb Co        COM              110122108      247    10741 SH       SOLE                    10741        0        0
Capital One Finl Corp          COM              14040H105     2721    31495 SH       DEFINED                 30510        0      985
Carnival Corp                  COM              143658300     5632   105336 SH       DEFINED                102776        0     2560
Chevron Corp New               COM              166764100      544     9575 SH       DEFINED                  7429        0     2146
Citigroup Inc                  COM              172967101      239     4921 SH       SOLE                     4921        0        0
Devon Energy Corp              COM              25179M103     4908    78476 SH       DEFINED                 75420        0     3056
Disney Walt Co.                COM              254687106      200     8353 SH       SOLE                     8353        0        0
EMC Corporation                COM              268648102     2382   174868 SH       DEFINED                166308        0     8560
Electronic Arts                COM              285512109     2152    41140 SH       DEFINED                 40265        0      875
Exxon Mobil Corp               COM              30231G102     2231    39712 SH       DEFINED                 38312        0     1400
Fannie Mae                     COM              313586109     2433    49852 SH       DEFINED                 48182        0     1670
First Data Corp                COM              319963104      393     9128 SH       DEFINED                  8909        0      219
Gannett Company Inc            COM              364730101      606    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     8711   248525 SH       DEFINED                246350        0     2175
Hewlett-Packard Co             COM              428236103     5200   181641 SH       DEFINED                175546        0     6095
Intl Business Machines         COM              459200101     4057    49355 SH       DEFINED                 47005        0     2350
JPMorgan Chase & Co            COM              46625H100     4430   111606 SH       DEFINED                107921        0     3685
Johnson & Johnson              COM              478160104     4782    79560 SH       DEFINED                 77785        0     1775
Marsh & McLennan Cos Inc       COM              571748102      362    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      268     4000 SH       SOLE                     4000        0        0
Medtronic Inc                  COM              585055106     2144    37234 SH       DEFINED                 36309        0      925
Microsoft Corp                 COM              594918104     3514   134360 SH       DEFINED                130430        0     3930
Motorola Inc                   COM              620076109     3629   160625 SH       DEFINED                155075        0     5550
Nordstrom Inc                  COM              655664100     9017   241095 SH       DEFINED                234710        0     6385
Omnicom Group                  COM              681919106     5675    66661 SH       DEFINED                 64576        0     2085
Pall Corp                      COM              696429307     4172   155307 SH       DEFINED                151092        0     4215
Pepsico Inc                    COM              713448108     6043   102278 SH       DEFINED                 99603        0     2675
Pfizer Inc                     COM              717081103     1727    74059 SH       DEFINED                 70499        0     3560
Pitney-Bowes, Inc              COM              724479100      837    19800 SH       SOLE                    19800        0        0
Procter & Gamble Company       COM              742718109     5871   101434 SH       DEFINED                 98452        0     2982
Qualcomm Inc.                  COM              747525103      699    16235 SH       SOLE                    16235        0        0
Raytheon Co New                COM              755111507      230     5725 SH       SOLE                     5725        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      457     7436 SH       SOLE                     7436        0        0
Sara Lee Corp                  COM              803111103      377    19935 SH       SOLE                    19935        0        0
Schlumberger Limited           COM              806857108     6541    67327 SH       DEFINED                 65412        0     1915
Swift Energy Co                COM              870738101     4207    93344 SH       DEFINED                 89669        0     3675
Teva Pharmaceutical Inds ADR   COM              881624209     2818    65525 SH       DEFINED                 63565        0     1960
Vodafone Group Sponsored ADR   COM              92857W100     2185   101766 SH       DEFINED                 99186        0     2580
Wal Mart Stores Inc            COM              931142103     4381    93611 SH       DEFINED                 92486        0     1125
Walgreen Co.                   COM              931422109     6751   152529 SH       DEFINED                150399        0     2130
Wyeth Corp                     COM              983024100      586    12726 SH       SOLE                    12726        0        0
Zimmer Holdings Inc            COM              98956P102      240     3555 SH       SOLE                     3555        0        0